Cover	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity File Number	001-38014
Entity Registrant Name	NewAge, Inc.
Entity Central Index Key	0001579823
Entity Tax Identification Number	27-2432263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7158 S. FLSmidth Dr.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	(801)
Local Phone Number	813-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NBEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable